                       SUPPLEMENT DATED JUNE 1, 2012 TO

            PROSPECTUS DATED JANUARY 4, 1999 (AS SUPPLEMENTED) FOR

              FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY POLICIES

                                   ISSUED BY

                        GENWORTH LIFE INSURANCE COMPANY

                                  THROUGH ITS

                       GENWORTH LIFE VA SEPARATE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                       AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current income       Goldman Sachs Asset Management,
VARIABLE INSURANCE  FUND -- SERVICE SHARES      to the extent consistent with the preservation  L.P.
TRUST                                           of capital and the maintenance of liquidity
                                                by investing exclusively in high quality
                                                money market instruments.
                    ------------------------------------------------------------------------------------------------------------

6110-94-022 SUPPH 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


SUBACCOUNTS             PORTFOLIO                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      TEMPLETON FOREIGN SECURITIES   Seeks long-term capital growth. The fund
VARIABLE INSURANCE      FUND -- CLASS 1 SHARES         normally invests at least 80% of its net
PRODUCTS TRUST                                         assets in investments of issuers located
                                                       outside the U.S., including those in
                                                       emerging markets.
                        -----------------------------------------------------------------------------
GE INVESTMENTS FUNDS,   INCOME FUND -- CLASS 1 SHARES  Seeks maximum income consistent with
INC.                                                   prudent investment management and the
                                                       preservation of capital.
                        -----------------------------------------------------------------------------
                        PREMIER GROWTH EQUITY FUND --  Seeks long-term growth of capital and future
                        CLASS 1 SHARES                 income rather than current income.

                        -----------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1    Seeks long-term growth of capital.
                        SHARES
                        -----------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET     Seeks to maximize current income to the
INSURANCE TRUST         FUND -- SERVICE SHARES         extent consistent with the preservation of
                                                       capital and the maintenance of liquidity by
                                                       investing exclusively in high quality money
                                                       market instruments.
                        -----------------------------------------------------------------------------

                                                ADVISER (AND SUB-ADVISER(S),
            INVESTMENT OBJECTIVE                       AS APPLICABLE)
--------------------------------------------------------------------------------
Seeks long-term capital growth. The fund      Templeton Investment Counsel, LLC
normally invests at least 80% of its net
assets in investments of issuers located
outside the U.S., including those in
emerging markets.
--------------------------------------------------------------------------------
Seeks maximum income consistent with          GE Asset Management Incorporated
prudent investment management and the
preservation of capital.
--------------------------------------------------------------------------------
Seeks long-term growth of capital and future  GE Asset Management Incorporated income rather than current income.

--------------------------------------------------------------------------------
Seeks long-term growth of capital.            GE Asset Management
                                              Incorporated
--------------------------------------------------------------------------------
Seeks to maximize current income to the       Goldman Sachs Asset Management,
extent consistent with the preservation of    L.P.
capital and the maintenance of liquidity by
investing exclusively in high quality money
market instruments.
--------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                        Genworth Life Insurance Company
                            6620 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

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